Right-of-Use Assets and Operating Lease Liabilities - Schedule of Operating Lease Liabilities (Details)	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2025	$ 295,680	$ 38,003
Total future lease payments	295,680	38,003
Less: imputed interest	(1,888)	(243)
Present value of lease obligation	$ 293,792	$ 37,760	$ 1,157,300